GSMBS 2022-NQM1 ABS-15G

Exhibit 99.4 - Schedule 7

Client Name:	Goldman Sachs
Client Project Name:	GSMBS 2022-NQM1
Start - End Dates:	3/2018 - 2/2021
Deal Loan Count:	9

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH118	Mortgage/rental lates exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH120	Collections, charge offs, liens, etc. exceed guidelines	1
Credit	Credit/Mtg History	CRDCRMH124	Collections, Liens, etc. not paid as required by guidelines	1
Credit	DTI	CRDDTI105	Debt Ratio Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3024	LTV Exceeds Guideline Requirement by less than 5%	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Income/Employment	CRDINC2496	Verbal verification of employment completed outside the stated requirements and/or after closing/funding	1
Compliance	Federal Consumer Protection	CMPFDCP849	TILA - Required ARM Loan Program Disclosure missing	1
Compliance	Texas Home Equity	CMPTXHE320	TX Equity - Texas Equity : Missing T.42 Title Endorsement	1
Compliance	Texas Home Equity	CMPTXHE321	TX Equity - Texas Equity : Missing T.42.1 Title Endorsement	1
Total				10

 ©2021 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.